Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 213	¥ 108